Goodwill (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill by segment

The following table summarizes changes in goodwill by segment for the periods indicated (in thousands):

	Crude Oil Logistics	Water Solutions	Liquids	Refined Products and Renewables	Total
	(in thousands)
Balances at March 31, 2017	$579,846	$424,270	$266,046	$19,743	$1,289,905
Revisions to acquisition accounting	—	195	—	—	195
Impairment	—	—	(116,877)	—	(116,877)
Balances at March 31, 2018	579,846	424,465	149,169	19,743	1,173,223
Acquisitions (Note 4)	—	74,189	20,472	—	94,661
Disposals (Note 16)	—	(88,515)	—	—	(88,515)
Impairment	—	—	(66,220)	—	(66,220)
Balances at March 31, 2019	$579,846	$410,139	$103,421	$19,743	$1,113,149

Amounts in the table above do not include goodwill that was allocated to TPSL, as the amount has been classified as noncurrent assets held for sale within our March 31, 2019 and 2018 consolidated balance sheets (see Note 1 and Note 17).